Financing Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Finance Expenses (Income) [Abstract]
Summary of financing expenses, net
	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Linkage and exchange rate differences, net	(19)	-	-
Income on bank deposits, investments and others	(20)	(8)	(6)
Change in fair value of financial assets measured at fair value through profit or loss	(29)	(7)	(27)
Income in respect of credit in sales, net of discount commission	(42)	(35)	(30)
Other financing income	(23)	(25)	(31)
Total financing income	(133)	(75)	(94)

Interest expenses on financial liabilities	924	503	514
Linkage and exchange rate differences, net	38	49	65
Change in contingent consideration in a business combination	55	(14)	43
Change in fair value of financial assets measured at fair value through profit or loss	24	43	-
Financing expenses for employee benefits, net	15	35	9
Reduction of the provision for assessor interest expenses	-	-	26
Other financing expenses	52	36	7
Total financing expenses	1,108	652	664

Financing expenses, net	975	577	570